NYSE

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

15007941

Received SEC

AUG 03 2015

Washington, DC 20549

001-09700

August 3, 2015

CERTNYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration Depositary Shares each representing 1/40th interest in a share of 6.00% Non-Cumulative Perpetual Preferred Stock, Series C, of The Charles Schwab Corporation under the Exchange Act of 1934.

Sincerely,

Silvio Conte